As filed with the Securities and Exchange             Registration No. 333-01107
Commission on July 22, 1998                            Registration No. 811-2513


--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                      Post-Effective Amendment No. 10 To

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               and Amendment to

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
    Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                   Aetna Life Insurance and Annuity Company

           151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

       Depositor's Telephone Number, including Area Code: (860) 273-4686


                          Julie E. Rockmore, Counsel
                   Aetna Life Insurance and Annuity Company
           151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                    (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

   [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485



   [X]  on October 1, 1998 pursuant to paragraph (a)(1) of Rule 485

                          VARIABLE ANNUITY ACCOUNT C
                             CROSS REFERENCE SHEET


 FORM N-4
 ITEM NO.                 PART A (PROSPECTUS)                        LOCATION
      1    Cover Page ....................................  Cover Page

      2    Definitions ...................................  Definitions

      3    Synopsis ......................................  Prospectus Summary; Fee Table

      4    Condensed Financial Information ...............  Condensed Financial
                                                            Information; Appendix VII--
                                                            Condensed Financial Information

      5    General Description of Registrant, Depositor,
           and Portfolio Companies .......................  The Company; Variable
                                                            Annuity Account C; The Funds

      6    Deductions and Expenses .......................  Charges and Fees During the
                                                            Accumulation Period

      7    General Description of Variable Annuity
           Contracts .....................................  Purchase; Miscellaneous

      8    Annuity Period ................................  Annuity Period

      9    Death Benefit .................................  Death Benefit

     10    Purchases and Contract Value ..................  Purchase; Determining Individual
                                                            Account Current Value

     11    Redemptions ...................................  Contract Rights; Systematic
                                                            Distribution Options

     12    Taxes .........................................  Tax Status

     13    Legal Proceedings .............................  Miscellaneous--Legal
                                                            Proceedings and Legal Matters

     14    Table of Contents of the Statement of
           Additional Information ........................  Statement of Additional
                                                            Information--Table of Contents

 FORM N-4
 ITEM NO.    PART B (STATEMENT OF ADDITIONAL INFORMATION)            LOCATION
    15     Cover Page ....................................  Cover page

    16     Table of Contents .............................  Table of Contents

    17     General Information and History ...............  General Information and
                                                            History

    18     Services ......................................  General Information and
                                                            History; Independent Auditors

    19     Purchase of Securities Being Offered ..........  Offering and Purchase of
                                                            Contracts

    20     Underwriters ..................................  Offering and Purchase of
                                                            Contracts

    21     Calculation of Performance Data ...............  Performance Data; Average
                                                            Annual Total Return Quotations

    22     Annuity Payments ..............................  Annuity Payments

    23     Financial Statements ..........................  Financial Statements

                          Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                 PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 10 by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on April 7, 1998 (Accession No. 0000950146-98-000564).

Two supplements to the Prospectus each dated October 1, 1998 are included in Part A of this Post-Effective Amendment No. 10.

                          VARIABLE ANNUITY ACCOUNT C
                          VARIABLE ANNUITY ACCOUNT B
                   Aetna Life Insurance and Annuity Company

                       Supplement Dated October 1, 1998
           to May 1, 1998 Prospectus or Contract Prospectus Summary

This supplement describes Series D of Aetna GET Fund ("GET D"), an investment option which may be available under the contract described by the Variable Annuity Account B or C prospectus or contract prospectus summary, and a guarantee offered by the Aetna Life Insurance and Annuity Company ("Aetna") in connection with investments in GET D. GET D may not be available in all jurisdictions, under all Contracts or in all Plans. See the prospectus for GET D for a more complete description of the Fund, including charges and expenses.

AETNA GET FUND--Series D

GET D seeks to achieve maximum total return without compromising a minimum targeted rate of return by participating in favorable equity market performance during the Guaranteed Period which runs from January 16, 1999 through January 15, 2004. GET D shares will be offered for a limited time period, from October 15, 1998 through the close of business on January 15, 1999. ("Offering Period"). Aeltus Investment Management, Inc. is the investment adviser to GET D.

THE GET FUND GUARANTEE

GET D will mature on January 15, 2004 ("Maturity Date"), which will end the Guaranteed Period for GET D. Aetna guarantees that the value of a GET D accumulation unit on the Maturity Date will not be less than the value of a GET D accumulation unit as valued after the close of business on the last day of the Offering Period. If necessary, Aetna will transfer funds from its General Account to GET D to offset any shortfall. THIS GUARANTEE DOES NOT APPLY TO WITHDRAWALS OR TRANSFERS MADE BEFORE THE MATURITY DATE. Such withdrawals or transfers are made at the actual accumulation unit value on the date of the transaction.

GET D is only available as an investment option during the accumulation period. GET D should not be selected if annuity payments or other withdrawals or transfers from GET D are expected to begin prior to the Maturity Date. Contract Holders or Participants must transfer any portion of the value of their account ("Account Value") held in GET D to another investment option before an annuity option is elected.

Prior to the Maturity Date, Aetna will send a notice to each Contract Holder/Participant with amounts in GET D reminding them that the Maturity Date is approaching and that another investment option must be elected. If no such election is made, on the Maturity Date Aetna will transfer the portion of the Account Value based on GET D to another available series of GET Fund. If no GET Fund series is available, 50% of the Account Value from GET D will be transferred to Aetna Variable Fund d/b/a Aetna Growth and Income VP, a growth and income fund. The remaining 50% of the Account Value from GET D will be transferred to Aetna Income Shares d/b/a Aetna Bond VP, a bond fund. The transfers will made as of the next determined accumulation unit value.


                      SUBJECT TO COMPLETION OR AMENDMENT

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SUPPLEMENT SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


X.GETD-98                                                         October 1998

The following information supplements the Fee Table contained in the Prospectus or Contract Prospectus Summary:

SEPARATE ACCOUNT ANNUAL EXPENSES

In addition to any amounts currently listed under the heading "Separate Account Annual Expenses" in the Prospectus or Contract Prospectus Summary, Aetna will deduct the following charge, equal to the percentage shown on an annual basis, from amounts allocated to the GET D investment option:


   GET Guarantee Charge (deducted daily during the Guaranteed Period) .. 0.25%

AETNA GET FUND SERIES D ANNUAL EXPENSES
(As a percentage of average net assets)

                                  INVESTMENT         OTHER         TOTAL FUND
                                ADVISORY FEE*     EXPENSES**     ANNUAL EXPENSES
                               ---------------   ------------   ----------------
   Aetna GET Fund Series D           0.60%            0.15%            0.75%

  * 0.25% during the Offering Period. Thereafter, a management fee at an annual rate of 0.60% will apply during the Guaranteed Period.

 ** "Other Expenses" include an administrative fee on an annual basis of 0.075% of the average daily net assets of GET D and additional expenses which the investment adviser has agreed will not exceed on an annual basis 0.075% of the average daily net assets of GET D.

For more information regarding expenses paid out of assets of the Fund, see the GET D prospectus.


HYPOTHETICAL ILLUSTRATION (Example)--Aetna GET Fund Series D
THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the GET D investment option under the contract and a 5% return on assets.***

               Example A                                 Example B
----------------------------------------  --------------------------------------
If you withdraw your entire Account       If you do not withdraw your Account
Value at the end of the periods shown,    Value, you would pay the following
you would pay the following expenses,     expenses (no deferred sales charge is
including any applicable deferred sales   reflected):
charge:
1 Year   3 Years   5 Years   10 Years      1 Year   3 Years   5 Years   10 Years
------- --------- --------- ----------    -------- --------- --------- ---------
$78        $135      $195      $295         $26      $81       $139      $295

*** The Examples above assume that a mortality and expense risk charge of 1.25% on an annual basis, an administrative expense charge of 0.25% on an annual basis, a GET guarantee charge of 0.25% on an annual basis, and an annual maintenance fee that has been converted to a percentage of assets equal to 0.114%, are assessed. Example A assumes that a deferred sales charge of 5% of the Account Value at the end of years 1, 3 and 5, and 0% at the end of year 10, is assessed. (The expenses that you would pay under your particular Contract may be lower. Please refer to the Fee Table section of your Prospectus or Contract Prospectus Summary.)


X.GETD-98                                                         October 1998

                          VARIABLE ANNUITY ACCOUNT C
                          VARIABLE ANNUITY ACCOUNT B
                   Aetna Life Insurance and Annuity Company

                       Supplement Dated October 1, 1998
           to May 1, 1998 Prospectus or Contract Prospectus Summary

The following information updates and amends the "Fixed Account" Appendix or the "Fixed Account" section of the "Contracts Acquired by Exchange" Appendix of the Prospectus or Contract Prospectus Summary as follows:

If the Company pays the Fixed Account Withdrawal Value in equal payments, with interest, over a period not to exceed 60 months, then the following language replaces the paragraph that describes the applicable interest rate to be credited by the Company:

"During the payment period, the interest rate credited to amounts held in the Fixed Account will be determined in the manner set forth in the Contract. In no event will the interest rate be less than the minimum stated in the Contract."

Information about the Aetna Value Opportunity VP investment option is amended as follows:

Effective October 1, 1998, the sub-adviser for Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP will be Bradley, Foster & Sargent, Inc. Aeltus Investment Management, Inc. will continue to be the investment adviser to the Fund.


X.FAVALOP-98                                                      October 1998

                          VARIABLE ANNUITY ACCOUNT C
                           PART C--OTHER INFORMATION


Item 24. Financial Statements and Exhibits

   (a) Financial Statements:

       (1)  Incorporated by reference in Part A:
            Condensed Financial Information

       (2)  Incorporated by reference in Part B:
            Financial Statements of Variable Annuity Account C:

            - Statement of Assets and Liabilities as of December 31, 1997

            - Statements of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996

            - Notes to Financial Statements

            - Independent Auditors' Report

            Financial Statements of the Depositor:

            - Independent Auditors' Report

            - Consolidated Statements of Income for the years ended
              December 31, 1997, 1996 and 1995

            - Consolidated Balance Sheets as of December 31, 1997 and 1996

            - Consolidated Statements of Changes in Shareholder's Equity for
              the years ended December 31, 1997, 1996 and 1995

            - Consolidated Statements of Cash Flows for the years ended
              December 31, 1997, 1996 and 1995

            - Notes to Consolidated Financial Statements

   (b) Exhibits

   (1)      Resolution of the Board of Directors of Aetna Life Insurance and
            Annuity Company establishing Variable Annuity Account C(1)

   (2)      Not applicable

   (3.1)    Broker-Dealer Agreement(2)

   (3.2)    Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)

   (4.1)    Group Combination Annuity Contract (Nonparticipating) (A001RP95)(4)

   (4.2)    Group Combination Annuity Certificate (Nonparticipating) (A007RC95)(4)

   (4.3)    Group Combination Annuity Contract (Nonparticipating) (A020RV95)(4)

   (4.4)    Group Combination Annuity Certificate (Nonparticipating) (A027RV95)(4)

   (4.5)    Endorsement for Exchanged Contracts (EINRP95)(4)

   (4.6)    Endorsement for Exchanged Contracts (EINRV95)(4)

   (4.7)    Endorsement for 401(a) Plans(4)

   (4.8)    Endorsement (GET 9/96) for Contracts A001RP95 and A020RV95(5)

   (4.9)    Endorsement (GET-1(9/96)) for Contracts A001RP95 and A020RV95

   (4.10)   Form of Endorsement (E403-GBAHC-98) for Contracts A001RP95 and A020RV95

   (4.11)   Form of Endorsement (E403-GB3B-98) for Contracts A001RP95 and A020RV95

   (4.12)   Form of Endorsement (E403-GB4B-98) for Contracts A001RP95 and A020RV95

   (4.13)   Endorsement (E1OMNI97) to Contract A001RP95(6)

   (4.14)   Endorsement (E2OMNI97) to Contract A001RP95(6)

   (4.15)   Endorsement (3OMNI97) to Contract A001RP95(6)

   (4.16)   Endorsement (E1FXPL97) to Contract A001RP95(6)

   (4.17)   Endorsement (E2FXPL97) to Contracts A001RP95 and A020RV95(6)

   (4.18)   Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95(6)

   (4.19)   Endorsement (EINRP97) to Contract A001RP95(6)

   (4.20)   Endorsement (E4OMNI97) to Contract A001RP95(6)

   (4.21)   Endorsement (EINRV97) to Contract A020RV95(6)

   (4.22)   Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95(6)

   (4.23)   Endorsement (E2PAY97) to Contracts A001RP95 and A020RV95(6)

   (4.24)    Endorsement (E1FXPY97) to Contracts A001RP95 and A020RV95(7)

   (4.25)    Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95(8)

   (5)       Variable Annuity Contract Application (300-MOP-IB)(9)

   (6.1)     Certification of Incorporation of Aetna Life Insurance and Annuity Company(10)

   (6.2)     Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(11)

   (6.3)     By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(12)

   (7)       Not applicable

   (8.1)     Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
             Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
             Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc., dated as of May 1, 1998(2)

   (8.2)     Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance
             and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna
             Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
             behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc., on behalf of each of its series dated as of May 1, 1998(2)

   (8.3)     Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert
             Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated
             December 1, 1997(7)

   (8.4)     Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life
             Insurance and Annuity Company Dated December 1, 1997(7)

   (8.5)     Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable
             Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
             March 1, 1996(11)

   (8.6)     Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between
             Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity
             Distributors Corporation dated February 1, 1994 and amended on December 15, 1994,
             February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(13)

   (8.7)     Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between
             Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity
             Distributors Corporation dated February 1, 1994 and amended on December 15, 1994,
             February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(14)

   (8.8)     Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between
             Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity
             Distributors Corporation dated February 1, 1994 and amended on December 15, 1994,
             February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
             November 6, 1997(2)

   (8.9)     Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable
             Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
             March 1,1996(11)

   (8.10)    Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between
             Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
             Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15,
             1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(13)

   (8.11)    Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between
             Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
             Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15,
             1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(15)

   (8.12)    Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between
             Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
             Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15,
             1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
             January 20, 1998(2)

   (8.13)    Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity
             Investments Institutional Operations Company dated as of November 1, 1995(16)

   (8.14)    Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and
             Annuity Company and Fidelity Investments Institutional Operations Company dated as of
             November 1, 1995(13)

   (8.15)    Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and
             Annuity Company and Janus Capital Corporation dated December 8, 1997(17)

   (8.16)    Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity
             Company dated December 8, 1997(17)

   (8.17)    Fund Participation Agreement between Aetna Life Insurance and Annuity Company and
             Lexington Management Corporation regarding Natural Resources Trust dated December 1,
             1988 and amended February 11, 1991(3)

   (8.18)    Fund Participation Agreement between Aetna Life Insurance and Annuity Company and
             Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(18)

   (8.19)    Service Agreement between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
             Company(18)

   (9)       Opinion and Consent of Counsel

   (10)      Consent of Independent Auditors

   (11)      Not applicable

   (12)      Not applicable

   (13)      Schedule for Computation of Performance Data(8)

   (14)      Not applicable

   (15.1)    Powers of Attorney(19)

   (15.2)    Authorization for Signatures(3)

 1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on
    April 22, 1996 (Accession No. 0000950146-96-000563).

 2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on June 8, 1998 (Accession No. 0000950146-98-000983).

 3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on
    April 12, 1996 (Accession No. 0000912057-96-006383).

 4. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 21, 1996 (Accession No. 0000950146-96-000241).

 5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 6, 1996 (Accession No. 0000912057-96-016381).

 6. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997 (Accession No. 0000950146-97-000241).

 7. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 19, 1998 (Accession No. 0000950146-98-000248).

 8. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on April 7, 1998 (Accession No. 0000950146-98-000564).

 9. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 19, 1997 (Accession No. 0000950146-97-001307).

10. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on
    April 15, 1996 (Accession No. 0000950146-96-000534).

11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

13. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

14. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).

15. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No. 0000950146-98-000267).

16. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).

17. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).

18. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).

19. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 33-75974), as filed electronically on
    April 20, 1998 (Accession No. 0000950146-98-000670).

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*      Positions and Offices with Depositor
---------------------- ------------------------------------------------------------
Thomas J. McInerney    Director and President
Catherine H. Smith     Director, Chief Financial Officer and Senior Vice President
Shaun P. Mathews       Director and Senior Vice President
Deborah Koltenuk       Vice President and Treasurer, Corporate Controller
Frederick D. Kelsven   Vice President and Chief Compliance Officer
Kirk P. Wickman        Vice President, General Counsel and Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 of Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on June 8, 1998 (Accession No. 0000950146-98-000983).

Item 27. Number of Contract Owners

As of June 30, 1998, there were 607,418 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director, officer, employee or agent of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

   (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

   (b) See Item 25 regarding the Depositor.

   (c) Compensation as of December 31, 1997:

            (1)                      (2)                  (3)               (4)              (5)
          Name of             Net Underwriting       Compensation
         Principal              Discounts and        on Redemption       Brokerage
        Underwriter              Commissions       or Annuitization     Commissions     Compensation*
--------------------------   ------------------   ------------------   -------------   --------------
     Aetna Life Insurance
     and Annuity Company                              $1,987,454                       $124,603,039

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                   Aetna Life Insurance and Annuity Company
                   151 Farmington Avenue
                   Hartford, Connecticut 06156


Item 31. Management Services

     Not applicable


Item 32.  Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer
         Binder] Fed. SEC. L. Rep. (CCH) \p78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the day of July 22, 1998.

                                        VARIABLE ANNUITY ACCOUNT C OF AETNA
                                        LIFE INSURANCE AND ANNUITY COMPANY
                                          (Registrant)

                                    By: AETNA LIFE INSURANCE AND ANNUITY
                                        COMPANY
                                          (Depositor)

                                    By: Thomas J. McInerney*
                                        -----------------------
                                        Thomas J. McInerney
                                        President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                 Title                                                       Date
-----------------------   ----------------------------------------------------   -------------
Thomas J. McInerney*
---------------------     Director and President                                 )
Thomas J. McInerney       (principal executive officer)                          )
                                                                                 )
                                                                                 )
Catherine H. Smith*                                                              ) July
---------------------                                                            )
Catherine H. Smith        Director and Chief Financial Officer                   ) 22, 1998
                                                                                 )
                                                                                 )
Shaun P. Mathews*                                                                )
---------------------                                                            )
Shaun P. Mathews          Director                                               )
                                                                                 )
                                                                                 )
Deborah Koltenuk*                                                                )
---------------------                                                            )
Deborah Koltenuk          Vice President and Treasurer,                          )
                          Corporate Controller                                   )

    /s/ Julie E. Rockmore
By: ---------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                          VARIABLE ANNUITY ACCOUNT C
                                 EXHIBIT INDEX

Exhibit No.   Exhibit                                                                              Page
------------- ---------------------------------------------------------------------------------- --------
99-B.1        Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company      *
              establishing Variable Annuity Account C

99-B.3.1      Broker-Dealer Agreement                                                               *

99-B.3.2      Alternative Form of Wholesaling Agreement and Related Selling Agreement               *

99-B.4.1      Group Combination Annuity Contract (Nonparticipating) (A001RP95)                      *

99-B.4.2      Group Combination Annuity Certificate (Nonparticipating) (A007RC95)                   *

99-B.4.3      Group Combination Annuity Contract (Nonparticipating) (A020RV95)                      *

99-B.4.4      Group Combination Annuity Certificate (Nonparticipating) (A027RV95)                   *

99-B.4.5      Endorsement for Exchanged Contracts (EINRP95)                                         *

99-B.4.6      Endorsement for Exchanged Contracts (EINRV95)                                         *

99-B.4.7      Endorsement for 401(a) Plans                                                          *

99-B.4.8      Endorsement (GET 9/96) for Contracts A001RP95 and A020RV95                            *

99-B.4.9      Endorsement (GET-1(9/96)) for Contracts A001RP95 and A020RV95                      ________

99-B.4.10     Form of Endorsement (E403-GBAHC-98) for Contracts A001RP95 and A020RV95            ________

99-B.4.11     Form of Endorsement (E403-GB3B-98) for Contracts A001RP95 and A020RV95             ________

99-B.4.12     Form of Endorsement (E403-GB4B-98) for Contracts A001RP95 and A020RV95             ________

99-B.4.13     Endorsement (E1OMNI97) to Contract A001RP95                                           *

99-B.4.14     Endorsement (E2OMNI97) to Contract A001RP95                                           *

99-B.4.15     Endorsement (3OMNI97) to Contract A001RP95                                            *

99-B.4.16     Endorsement (E1FXPL97) to Contract A001RP95                                           *

99-B.4.17     Endorsement (E2FXPL97) to Contracts A001RP95 and A020RV95                             *

99-B.4.18     Endorsement (E3FXPL97) to Contract A001RP95                                           *

99-B.4.19     Endorsement (EINRP97) to Contract A001RP95                                            *

99-B.4.20     Endorsement (E4OMNI97) to Contract A001RP95                                           *

99-B.4.21     Endorsement (EINRV97) to Contract A020RV95                                            *

99-B.4.22     Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95                              *

99-B.4.23     Endorsement (E2PAY97) to Contracts A001RP95 and A020RV95                              *

99-B.4.24     Endorsement (E1FXPY97) to Contracts A001RP95 and A020RV95                             *

99-B.4.25     Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95                             *

99-B.5        Variable Annuity Contract Application (300-MOP-IB)                                    *

99-B.6.1      Certification of Incorporation of Aetna Life Insurance and Annuity Company            *

99-B.6.2      Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity         *
              Company

* Incorporated by reference

Exhibit No.  Exhibit                                                                                        Page
------------ --------------------------------------------------------------------------------------------- ------
99-B.6.3     By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity                       *
             Company

99-B.8.1     Fund Participation Agreement by and among Aetna Life Insurance and Annuity                      *
             Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
             Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
             Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios,
             Inc. on behalf of each of its series and Aeltus Investment Management, Inc., dated as of
             May 1, 1998

99-B.8.2     Service Agreement between Aeltus Investment Management, Inc. and Aetna Life                     *
             Insurance and Annuity Company in connection with the sale of shares of Aetna Variable
             Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
             Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc., on behalf of each of its series dated as of May 1, 1998

99-B.8.3     Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio,             *
             Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity
             Company dated December 1, 1997

99-B.8.4     Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life                 *
             Insurance and Annuity Company Dated December 1, 1997

99-B.8.5     Fund Participation Agreement between Aetna Life Insurance and Annuity Company,                  *
             Variable Insurance Products Fund and Fidelity Distributors Corporation dated February
             1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January
             1, 1996 and March 1, 1996

99-B.8.6     Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between             *
             Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
             Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15,
             1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.7     Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement                      *
             between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund
             and Fidelity Distributors Corporation dated February 1, 1994 and amended on December
             15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
             1997

99-B.8.8     Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement                   *
             between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund
             and Fidelity Distributors Corporation dated February 1, 1994 and amended on December
             15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1,
             1997 and November 6, 1997

99-B.8.9     Fund Participation Agreement between Aetna Life Insurance and Annuity Company,                  *
             Variable Insurance Products Fund II and Fidelity Distributors Corporation dated
             February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
             January 1, 1996 and March 1,1996

99-B.8.10    Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between             *
             Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
             Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15,
             1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996

* Incorporated by reference

Exhibit No.  Exhibit                                                                                 Page
------------ ------------------------------------------------------------------------------------ ---------
99-B.8.11    Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement         *
             between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund
             II and Fidelity Distributors Corporation dated February 1, 1994 and amended on
             December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996
             and May 1, 1997

99-B.8.12    Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement            *
             between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund
             II and Fidelity Distributors Corporation dated February 1, 1994 and amended on
             December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996,
             May 1, 1997 and January 20, 1998

99-B.8.13    Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity          *
             Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.14    Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance        *
             and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.15    Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and       *
             Annuity Company and Janus Capital Corporation dated December 8, 1997

99-B.8.16    Service Agreement between Janus Capital Corporation and Aetna Life Insurance and         *
             Annuity Company dated December 8, 1997

99-B.8.17    Fund Participation Agreement between Aetna Life Insurance and Annuity Company and        *
             Lexington Management Corporation regarding Natural Resources Trust dated
             December 1, 1988 and amended February 11, 1991

99-B.8.18    Fund Participation Agreement between Aetna Life Insurance and Annuity Company and        *
             Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.

99-B.8.19    Service Agreement between Oppenheimer Funds, Inc. and Aetna Life Insurance and           *
             Annuity Company

99-B.9       Opinion and Consent of Counsel                                                       _________

99-B.10      Consent of Independent Auditors                                                      _________

99-B.13      Schedule for Computation of Performance Data                                             *

99-B.15.1    Powers of Attorney                                                                       *

99-B.15.2    Authorization for Signatures                                                             *

* Incorporated by reference